Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerators:
Income attributable to the Company	$ 1,045,266	$ 1,109,890	$ 1,186,809
Less: Dividend preference on Preference shares			102
Income available to all classes of shares	$ 1,045,266	$ 1,109,890	$ 1,186,707
Denominators:
Weighted average number of ordinary shares outstanding	302,339,124	301,877,303	301,139,652
Weighted average number of preference shares outstanding		1,937,819	3,969,307
Total weighted average shares outstanding	302,339,124	303,815,122	305,108,959
Potentially dilutive Ordinary shares	528,772	673,089	1,761,064
Potentially dilutive Preference shares			16,851
Total weighted average Ordinary shares outstanding assuming dilution	302,867,896	302,550,392	302,900,716
Basic income per Ordinary share	$ 3.46	$ 3.65	$ 3.89
Fully diluted income per Ordinary share	$ 3.45	$ 3.65	$ 3.87